StockCar Stocks Mutual Fund, Inc.

2692 Madison Road

Cincinnati, Ohio 45208

February 7, 2007

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

StockCar Stocks Mutual Fund, Inc. (the “Registrant”);

File Nos. 333-53683 and 811-8791

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 14, which was filed with the Commission on February 5, 2007 and (ii) that Post-Effective Amendment No. 14 has been filed electronically with the Commission.

Very truly yours,

/s/ Allan Westcott

Allan Westcott

President